Quarterly Holdings Report
for
Fidelity® Stocks for Inflation ETF
October 31, 2023
SXE-NPRT1-1223
1.9896217.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	16,841	259,351
Entertainment - 0.3%
Netflix, Inc. (a)	812	334,292
Interactive Media & Services - 2.2%
Alphabet, Inc. Class A (a)	14,571	1,807,970
Meta Platforms, Inc. Class A (a)	3,097	933,033
		2,741,003
Media - 0.4%
Comcast Corp. Class A	7,634	315,208
Fox Corp. Class A	3,886	118,096
Nexstar Broadcasting Group, Inc. Class A	685	95,955
		529,259
TOTAL COMMUNICATION SERVICES		3,863,905
CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. (a)	283	789,445
Boyd Gaming Corp.	9,401	519,405
McDonald's Corp.	3,390	888,756
		2,197,606
Household Durables - 3.1%
D.R. Horton, Inc.	5,582	582,761
KB Home	11,817	522,311
Lennar Corp. Class A	5,527	589,620
Meritage Homes Corp.	4,356	496,671
NVR, Inc. (a)	105	568,325
PulteGroup, Inc.	8,014	589,750
Taylor Morrison Home Corp. (a)	13,250	507,740
		3,857,178
Specialty Retail - 0.6%
O'Reilly Automotive, Inc. (a)	774	720,161
TOTAL CONSUMER DISCRETIONARY		6,774,945
CONSUMER STAPLES - 11.4%
Beverages - 2.1%
The Coca-Cola Co.	45,309	2,559,505
Household Products - 5.8%
Colgate-Palmolive Co.	29,055	2,182,612
Kimberly-Clark Corp.	16,790	2,008,756
Procter & Gamble Co.	20,461	3,069,764
		7,261,132
Tobacco - 3.5%
Altria Group, Inc.	51,354	2,062,890
Philip Morris International, Inc.	25,738	2,294,800
		4,357,690
TOTAL CONSUMER STAPLES		14,178,327
ENERGY - 8.2%
Oil, Gas & Consumable Fuels - 8.2%
Chord Energy Corp.	19,985	3,303,920
Marathon Petroleum Corp.	24,132	3,649,965
PBF Energy, Inc. Class A	68,614	3,261,223
		10,215,108
FINANCIALS - 8.3%
Banks - 0.6%
First Citizens Bancshares, Inc.	497	686,228
Consumer Finance - 1.5%
Capital One Financial Corp.	7,007	709,739
Discover Financial Services	7,378	605,586
Synchrony Financial	21,406	600,438
		1,915,763
Financial Services - 3.8%
Essent Group Ltd.	14,001	661,407
MasterCard, Inc. Class A	3,463	1,303,300
MGIC Investment Corp.	40,513	682,239
Radian Group, Inc.	25,966	657,978
Visa, Inc. Class A	6,179	1,452,683
		4,757,607
Insurance - 2.4%
Arch Capital Group Ltd. (a)	9,853	854,058
Everest Re Group Ltd.	2,033	804,295
Principal Financial Group, Inc.	9,336	631,860
Unum Group	14,361	702,253
		2,992,466
TOTAL FINANCIALS		10,352,064
HEALTH CARE - 19.2%
Biotechnology - 7.1%
AbbVie, Inc.	15,297	2,159,630
Gilead Sciences, Inc.	22,989	1,805,556
Regeneron Pharmaceuticals, Inc. (a)	2,207	1,721,217
United Therapeutics Corp. (a)	6,331	1,410,927
Vertex Pharmaceuticals, Inc. (a)	4,952	1,793,169
		8,890,499
Health Care Equipment & Supplies - 1.4%
Stryker Corp.	6,288	1,699,143
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	16,103	1,465,373
HCA Holdings, Inc.	5,958	1,347,342
McKesson Corp.	3,730	1,698,493
		4,511,208
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	30,170	1,554,660
Eli Lilly & Co.	5,729	3,173,465
Merck & Co., Inc.	21,725	2,231,158
Pfizer, Inc.	59,121	1,806,738
		8,766,021
TOTAL HEALTH CARE		23,866,871
INDUSTRIALS - 4.0%
Building Products - 0.7%
Builders FirstSource, Inc. (a)	4,220	457,954
Owens Corning	4,284	485,677
		943,631
Electrical Equipment - 0.4%
Atkore, Inc. (a)	3,827	475,620
Industrial Conglomerates - 0.6%
General Electric Co.	6,853	744,441
Machinery - 1.4%
Allison Transmission Holdings, Inc.	10,018	505,108
Mueller Industries, Inc.	14,983	565,009
PACCAR, Inc.	7,653	631,602
		1,701,719
Trading Companies & Distributors - 0.9%
Boise Cascade Co.	5,350	501,563
W.W. Grainger, Inc.	873	637,142
		1,138,705
TOTAL INDUSTRIALS		5,004,116
INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 0.7%
Cisco Systems, Inc.	16,721	871,666
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. (a)	2,629	298,155
Jabil, Inc.	3,258	400,082
		698,237
IT Services - 0.8%
Amdocs Ltd.	3,880	311,021
Cognizant Technology Solutions Corp. Class A	5,834	376,118
VeriSign, Inc. (a)	1,760	351,402
		1,038,541
Semiconductors & Semiconductor Equipment - 6.1%
Analog Devices, Inc.	2,988	470,102
Applied Materials, Inc.	4,365	577,708
Axcelis Technologies, Inc. (a)	1,786	227,715
Broadcom, Inc.	1,454	1,223,352
Diodes, Inc. (a)	3,666	238,583
KLA Corp.	992	465,942
Lam Research Corp.	810	476,458
Microchip Technology, Inc.	4,978	354,882
NVIDIA Corp.	7,206	2,938,607
Rambus, Inc. (a)	6,197	336,683
Skyworks Solutions, Inc.	3,323	288,237
		7,598,269
Software - 8.7%
Adobe, Inc. (a)	1,812	964,093
Cadence Design Systems, Inc. (a)	2,102	504,165
Dolby Laboratories, Inc. Class A	3,766	304,820
Fair Isaac Corp. (a)	437	369,645
Fortinet, Inc. (a)	5,898	337,189
Manhattan Associates, Inc. (a)	1,851	360,908
Microsoft Corp.	20,496	6,929,904
Oracle Corp.	6,809	704,051
VMware, Inc. Class A (a)	2,550	371,408
		10,846,183
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	40,482	6,913,111
TOTAL INFORMATION TECHNOLOGY		27,966,007
MATERIALS - 7.6%
Metals & Mining - 7.6%
Nucor Corp.	20,408	3,016,098
Reliance Steel & Aluminum Co.	11,874	3,020,508
Steel Dynamics, Inc.	32,448	3,456,036
		9,492,642
REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Public Storage	9,118	2,176,558
Simon Property Group, Inc.	21,922	2,409,009
VICI Properties, Inc.	82,713	2,307,693
		6,893,260
UTILITIES - 4.6%
Gas Utilities - 2.2%
National Fuel Gas Co.	55,252	2,815,089
Multi-Utilities - 2.4%
Consolidated Edison, Inc.	33,612	2,950,797
TOTAL UTILITIES		5,765,886
TOTAL COMMON STOCKS (Cost $124,572,119)		124,373,131

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $184,075)	184,038	184,075

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $124,756,194)	124,557,206
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	93,371
NET ASSETS - 100.0%	124,650,577

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec 2023	210,613	(14,664)	(14,664)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $11,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	107,212	11,796,242	11,719,379	3,234	-	-	184,075	0.0%
Total	107,212	11,796,242	11,719,379	3,234	-	-	184,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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